Commitments - Capital expenditure (Details) £ in Thousands	Jun. 30, 2023 GBP (£)
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	£ 4,025
Plant and equipment
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	3,575
Computer software
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	39
Computer equipment
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	8
Leasehold improvements
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	397
Office Furniture and equipment
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	£ 6